Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.01 per share, issuable pursuant to the Registrant's 2021 Long-Term Incentive Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	19.485
Maximum Aggregate Offering Price	$ 97,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,454.39
Offering Note	This Registration Statement covers, in addition to the number of shares of Babcock & Wilcox Enterprises, Inc., a Delaware corporation (the "Company" or the "Registrant"), common stock, par value $0.01 per share (the "Common Stock"), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Babcock & Wilcox Enterprises, Inc. 2021 Long-Term Incentive Plan, as amended and restated as of March 12, 2026 (the "Plan"), as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. The offering price per share and the aggregate offering price for the Plan have been estimated solely for the purpose of calculating the amount of the registration fee. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Stock Market on May 20, 2026, in accordance with Rule 457(c) of the Securities Act. The registration fee for the Plan has been calculated in accordance with Rule 457(h) and Rule 457(c) promulgated under the Securities Act.